As filed with the Securities and Exchange Commission on November 25, 2013.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at September 30, 2013 (Unaudited)

Shares	COMMON STOCKS: 98.6%	Fair Value
Administrative and Support Services: 2.9%
4,250	Moody's Corp.	$298,903
Apparel Manufacturing: 2.6%
5,382	Cintas Corp.	275,558
Broadcasting (except Internet): 5.4%
5,280	CBS Corp. - Class B	291,245
3,470	Scripps Networks Interactive, Inc. - Class A	271,042
		562,287
Chemical Manufacturing: 9.0%
11,965	Avon Products, Inc.	246,479
4,495	Colgate-Palmolive Co.	266,554
6,780	Gilead Sciences, Inc.*	426,055
		939,088
Computer and Electronic Product Manufacturing: 10.0%
10,160	International Rectifier Corp.*	251,663
17,430	JDS Uniphase Corp.*	256,395
3,385	Raytheon Co.	260,882
4,480	SanDisk Corp.	266,605
		1,035,545
Credit Intermediation and Related Activities: 7.5%
19,320	Bank of America Corp.	266,616
5,030	Citigroup, Inc.	244,005
4,890	Northern Trust Corp.	265,967
		776,588
Food Manufacturing: 2.6%
2,545	The J.M. Smucker Co.	267,327
Health and Personal Care Stores: 2.3%
4,175	CVS Caremark Corp.	236,931
Hospitals: 2.5%
6,260	Community Health Systems, Inc.	259,790
Insurance Carriers and Related Activities: 10.4%
5,750	American International Group, Inc.	279,623
5,780	Cincinnati Financial Corp.	272,585
6,242	HCC Insurance Holdings, Inc.	273,524
3,980	Verisk Analytics, Inc. - Class A*	258,541
		1,084,273
Machinery Manufacturing: 7.8%
2,433	Dril-Quip, Inc.*	279,187
4,795	FMC Technologies, Inc.*	265,739
4,025	Ingersoll-Rand PLC	261,383
		806,309
Management of Companies and Enterprises: 2.5%
1,620	Goldman Sachs Group, Inc.	256,300
Merchant Wholesalers, Nondurable Goods: 2.5%
2,785	Ashland, Inc.	257,557

Shares	COMMON STOCKS: 98.6% (Continued)	Fair Value
Motor Vehicle and Parts Dealers: 2.5%
5,345	CarMax, Inc.*	$259,072
Professional, Scientific and Technical Services: 7.5%
2,335	Amgen, Inc.	261,380
13,175	Convergys Corp.	247,031
405	MasterCard, Inc. - Class A	272,476
		780,887
Publishing Industries (except Internet): 2.6%
6,885	Informatica Corp.*	268,308
Rail Transportation: 2.5%
2,409	Kansas City Southern	263,448
Support Activities for Mining: 2.7%
5,950	Halliburton Co.	286,493
Transportation Equipment Manufacturing: 10.8%
3,460	Autoliv, Inc.	302,369
17,555	Ford Motor Co.	296,153
10,545	Gentex Corp.	269,846
2,363	United Technologies Corp.	254,779
		1,123,147
Utilities: 2.0%
5,020	American Water Works Co., Inc.	207,226
TOTAL COMMON STOCKS
(Cost $8,163,011)		10,245,037

	SHORT-TERM INVESTMENTS: 1.4%
MONEY MARKET FUNDS: 1.4%
149,933	Fidelity Institutional Money Market Portfolio, 0.042%1	149,933
TOTAL SHORT-TERM INVESTMENTS
(Cost $149,933)		149,933

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $8,312,944)		10,394,970
Liabilities in Excess of Other Assets: 0.0%		(17)
TOTAL NET ASSETS: 100.0%		$10,394,953

PLC Public Limited Company
* Non-income producing security.
1 Annualized seven-day yield as of September 30, 2013.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows+:

Cost of investments	$8,312,944
Gross unrealized appreciation	2,148,428
Gross unrealized depreciation	(66,402)
Net unrealized appreciation	$2,082,026

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at September 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$10,245,037	$-	$-	$10,245,037
Short-Term Investment	149,933	-	-	149,933
Total Investments	$10,394,970	$-	$-	$10,394,970

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date        11/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Elaine E. Richards
                  Elaine E. Richards, President

Date        11/25/2013

By (Signature and Title)*            /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date         11/25/2013

* Print the name and title of each signing officer under his or her signature.